Acquisitions - Additional Information (Detail) £ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Dec. 09, 2020	Mar. 19, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure Of Business Combinations [Line Items]
Total acquisitions				£ 878
Aggregate consideration of business acquisition				904	£ 424	£ 955
Revenue contributed by business acquisition				70
Increased adjusted operating profit				13
Decreased net profit				32
Integration costs and amortisation of acquired intangibles				44
Net cash inflow from operating activities contributed by business acquisition				9
Group revenue, pro forma basis				7,148
Adjusted operating profit, pro forma basis				2,082
Adjusted net profit, pro forma basis				£ 1,229
ID Analytics [member]
Disclosure Of Business Combinations [Line Items]
Aggregate consideration of business acquisition | $			$ 375
Percentage of share capital acquired			100.00%
Emailage [member]
Disclosure Of Business Combinations [Line Items]
Aggregate consideration of business acquisition | $		$ 480
Percentage of share capital acquired		100.00%
Shadow Health [member]
Disclosure Of Business Combinations [Line Items]
Percentage of share capital acquired	100.00%